COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES.
Schedule of Future Minimum Lease Payments	As of December 31, 2021, almost all capital expenditure contracts related to Baotou project have not been signed with suppliers.